Derivative Financial Instruments - Fair Values (Details) In Millions, unless otherwise specified					12 Months Ended		12 Months Ended									12 Months Ended																																																																																																										12 Months Ended					12 Months Ended
	Aug. 29, 2013 USD ($)	Aug. 30, 2012 USD ($)	Aug. 29, 2013 Notes Payable, Other Payables [Member] USD ($)	Aug. 30, 2012 Notes Payable, Other Payables [Member] USD ($)	Aug. 29, 2013 Secured Debt 2 [Member] Notes Payable, Other Payables [Member] USD ($)	Aug. 27, 2013 Secured Debt 2 [Member] Notes Payable, Other Payables [Member] USD ($)	Aug. 29, 2013 Interest Rate Swap [Member]	Aug. 29, 2013 Accounts Receivable [Member] USD ($)		Aug. 29, 2013 Other noncurrent assets [Member] USD ($)		Aug. 29, 2013 Accounts Payable [Member] USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] USD ($)	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] USD ($)	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Forward Contracts [Member]	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Singapore dollar USD ($)	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Singapore dollar USD ($)	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Euro USD ($)	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Euro USD ($)	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Shekel USD ($)	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Shekel USD ($)	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Yen USD ($)	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Yen USD ($)
Aug. 29, 2013
Not Designated as Hedging Instrument [Member]
Forward Contracts [Member]
Yen
Reorganization obligation [Member]
More Than One Year And Within Two Years From Balance Sheet Date [Member]
JPY (¥)

Aug. 29, 2013
Not Designated as Hedging Instrument [Member]
Forward Contracts [Member]
Yen
Reorganization obligation [Member]
More Than Two Years And Within Three Years From Balance Sheet Date [Member]
JPY (¥)
																											Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Currency options [Member] Yen USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Currency options [Member] New Taiwan dollar USD ($)	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Currency options [Member] New Taiwan dollar USD ($)	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Currency options [Member] Purchased options [Member] Yen USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Currency options [Member] Sold options [Member] Yen USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member] USD ($)	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Singapore dollar USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Singapore dollar USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Shekel USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Shekel USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Currency options [Member] Yen USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Currency options [Member] New Taiwan dollar USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Currency options [Member] New Taiwan dollar USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Receivable [Member] Interest Rate Swap [Member] USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Singapore dollar USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Singapore dollar USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Euro USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Euro USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Shekel USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Shekel USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Currency options [Member] Yen USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Currency options [Member] New Taiwan dollar USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Currency options [Member] New Taiwan dollar USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other noncurrent assets [Member] Interest Rate Swap [Member] USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Singapore dollar USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Singapore dollar USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Shekel USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Shekel USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Currency options [Member] Yen USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Currency options [Member] New Taiwan dollar USD ($)		Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Currency options [Member] New Taiwan dollar USD ($)		Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Accounts Payable [Member] Interest Rate Swap [Member] USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] USD ($)	Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] USD ($)	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Forward Contracts [Member]	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Forward Contracts [Member] Euro USD ($)	Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Forward Contracts [Member] Euro USD ($)	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Forward Contracts [Member] Yen USD ($)	Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Forward Contracts [Member] Yen USD ($)	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Currency options [Member] Minimum [Member]	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Currency options [Member] Maximum [Member]	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Currency options [Member] Yen USD ($)	Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Currency options [Member] Yen USD ($)	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] USD ($)	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] Currency options [Member] Yen USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] Currency options [Member] Yen USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Receivable [Member] Interest Rate Swap [Member] USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] Forward Contracts [Member] Euro USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] Forward Contracts [Member] Yen USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] Currency options [Member] Yen USD ($)		Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] Currency options [Member] Yen USD ($)		Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Accounts Payable [Member] Interest Rate Swap [Member] USD ($)
Interest Rate Derivatives [Abstract]
Debt instrument, original term					4 years
Long-term Debt, Gross	$ 6,037	$ 3,262	$ 635	$ 58	$ 309	$ 312
Term of interest rate swap contract							4 years
Hedging designation allocation																																			20.00%																																																																																																80.00%
Notional Disclosures [Abstract]
Notional Amount Outstanding														1,262	5,899		218	251	217	173	78	65	336	18	20,000	10,000	5,050	[1]	351	342	2,527	[1]	2,523	[1]	62																																																																																					283	175		6	35	6	108			21	32	250
Derivative, Fair Value, Net [Abstract]
Fair Value of Asset								2	[2]	3	[3]																									2	[2]	61	[2]	0	[2]	0	[2]	1	[2]	2	[2]	0	[2]	0	[2]	1	[2]	0	[2]	57	[2]	0	[2]	2	[2]	0	[2]	3	[2]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	3	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]																																									0	[2]	2	[2]	0	[2]	0	[2]	0	[2]	2	[2]	0	[2]	0	[2]	0	[2]
Fair Value of Liability												$ (5)	[4]																																																																															$ (2)	[4]	$ (3)	[4]	$ 0	[4]	$ (1)	[4]	$ (1)	[4]	$ (1)	[4]	$ (1)	[4]	$ (1)	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4]																															$ (3)	[5]	$ 0	[5]	$ 0	[5]	$ 0	[5]	$ (1)	[5]	$ 0	[5]	$ (2)	[5]	$ 0	[5]	$ 0	[5]
Foreign Currency Cash Flow Hedges [Abstract]
General maturity of non-designated currency forward contracts (in days)																35 days
General maturity of hedge contracts (in days or months)																																																																																																																										12 months					12 months	18 months

[1]	(4) Notional amount includes purchased options of $2,527 million and sold options of $2,523 million for the Elpida Hedges.
[2]	(1) Included in receivables - other.
[3]	(2) Included in other noncurrent assets.
[4]	(3) Included in accounts payable and accrued expenses - other.
[5]	(2) Included in accounts payable and accrued expenses - other.